Finance Lease Liabilities (Details) - Schedule of lease assets under a finance lease - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Assets Under AFinance Lease Abstract
Cost	$ 1,571,075	$ 2,819,697
Less: Accumulated depreciation	(564,844)	(927,408)
Net book value	$ 1,006,231	$ 1,892,290